Note 16 - Stock-Based Compensation (Detail) - Table Summarizes Information About Outstanding and Vested Stock Options (USD $)	12 Months Ended
Dec. 31, 2012
Exercise Price $0.0460 To $0.0948 [Member]
Options Outstanding - Number Outstanding	53,430,950
Options Outstanding - Weighted Average Remaining Contractual Life	5 years 29 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.0652
Options Exercisable - Number Exercisable	38,752,500
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.0563
Exercise Price $0.1000 To $0.1538 [Member]
Options Outstanding - Number Outstanding	48,960,500
Options Outstanding - Weighted Average Remaining Contractual Life	4 years 288 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.1290
Options Exercisable - Number Exercisable	31,064,800
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.1349
Exercise Price $0.1594 To $0.1922 [Member]
Options Outstanding - Number Outstanding	46,058,100
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 208 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.1666
Options Exercisable - Number Exercisable	39,538,200
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.1671
Exercise Price $0.2036 To $0.2072 [Member]
Options Outstanding - Number Outstanding	64,488,300
Options Outstanding - Weighted Average Remaining Contractual Life	2 years 350 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.2038
Options Exercisable - Number Exercisable	64,488,300
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.2038
Exercise Price $0.2116 To $0.4792 [Member]
Options Outstanding - Number Outstanding	48,383,600
Options Outstanding - Weighted Average Remaining Contractual Life	1 year 102 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.2822
Options Exercisable - Number Exercisable	48,383,600
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.2822
Balance [Member]
Options Outstanding - Number Outstanding	261,321,450
Options Outstanding - Weighted Average Remaining Contractual Life	3 years 131 days
Options Outstanding - Weighted Average Exercise Price (in Dollars per share)	$ 0.1694
Options Exercisable - Number Exercisable	222,227,400
Options Exercisable - Weighted Average Exercise Price (in Dollars per share)	$ 0.1789